As filed with the Securities and Exchange Commission on August 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21648

                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES
                 ----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Lehman Brothers Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and Addresses of agents for service)

Date of fiscal year end:  March 31, 2005
Date of Reporting Period: July 1, 2004 to June 30, 2005

     Form N-PX is to be used by a registered investment management company, other than a small business investment company registered on Form N-5 (s.s.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31, of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended, June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained on Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden of the Secretary, Securities of Exchange Commission, 100 F Street, NE, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s. 3507.

ITEM 1. PROXY VOTING RECORD.

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUND

The fund is a feeder fund that invests all of its assets in the Institutional Liquidity Portfolio, a series of Institutional Liquidity Trust (CIK #0001303625; file number 811-21649). The proxy voting record of the Portfolio is shown below and can also be found on the Securities and Exchange Commission's website, www.sec.gov.

LEHMAN BROTHERS PRIME MONEY FUND

The fund is a feeder fund that invests all of its assets in the Prime Portfolio, a series of Institutional Liquidity Trust (CIK #0001303625; file number 811-21649). The proxy voting record of the Portfolio is shown below and can also be found on the Securities and Exchange Commission's website, www.sec.gov.

PROXIES FOR INSTITUTIONAL LIQUIDITY TRUST

INSTITUTIONAL LIQUIDITY PORTFOLIO

No Proxies Received from date of inception to June 30, 2005.

PRIME PORTFOLIO

No Proxies Received from date of inception to June 30, 2005.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Lehman Brothers Institutional Liquidity Series

By:  /s/Peter E. Sundman
   -------------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: August 23, 2005